Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	Aug. 11, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Sale of stock, number of shares issued in transaction (in shares)	15.0
Shares issued, price per share (in dollars per share)	$ 10.00
Sale of stock, consideration received on transaction	$ 150,000
Capitalized transaction costs	$ 45,500	$ 0	$ 121